Personnel expenses - Corporate performance shares plan 2014 (Details) - Corporate Performance Shares Plan 2014 - MXN ($) $ in Millions		12 Months Ended
	Jul. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Jul. 01, 2016	Jun. 30, 2016
Share-based payment arrangement
Variable remuneration/Deferral period	3 years
Total number of vested shares paid annually (as a percent)	33.00%				33.00%	33.00%	33.00%
Fair value of share-based compensation plan		$ 49
Equity-settled expense recognized in consolidated income statement		$ 16	$ 16
Forecast
Share-based payment arrangement
Total number of vested shares paid annually (as a percent)				33.00%